Derivative Warrant Liabilities (Details) - RICE ACQUISITION CORP. II [Member] - USD ($)	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Derivative Warrant Liabilities (Details) [Line Items]
Exercise price per share	$ 11.5		$ 11.5
Expire year	5 years		5 years
Percentage of exercise price of warrants adjusted	115.00%		115.00%
Redemption of warrants for cash description	Once the warrants become exercisable, the Company may redeem the outstanding warrants for cash (except as described herein with respect to the Private Placement Warrants):• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption; and• if, and only if, the last sale price of the Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Price per warrant			$ 0.01
Public Warrants [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Warrants issued (in Shares)	8,625,000		8,625,000
Private Placement Warrants [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Warrants issued (in Shares)		10,900,000	10,900,000
Warrants (in Dollars)
Class A Ordinary Shares [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Issue price per common stock	$ 9.2		$ 9.2
Ordinary shares equals or exceeds per share			$ 18